Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net change in unrealized gains on securities, taxes	$ (18.1)	$ 16.5	$ (12.9)
Net change in other-than-temporary impairment gains (losses) recognized in other comprehensive income, taxes	$ (0.3)	$ 0.6	$ (0.3)